SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of equity [abstract]
SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	6,706,072	$0.08	5,241,072	$0.13	2,539,000	$0.24
Options granted	2,840,000	$0.22	1,730,000	$0.08	3,095,000	$0.06
Expired/Cancelled	-	-	(160,000)	$0.07	(319,000)	$0.22
Exercised	(1,666,020)	$0.08	(105,000)	$0.05	(73,928)	$0.28
Ending Balance	7,880,052	$0.13	6,706,072	$0.08	5,241,072	$0.13
Exercisable	7,692,552	$0.13	6,706,072	$0.08	5,241,072	$0.13

SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2021:

Exercise Price		Expiry date	Options
			Outstanding	Exercisable
$0.15		June 21, 2022	140,000	140,000
$0.17		July 2, 2022	500,000	500,000
$0.10	(1)	July 20, 2022	150,000	150,000
$0.10	(1)	September 27, 2022	150,000	150,000
$0.10	(1)	November 20, 2022	150,000	150,000
$0.10	(2)	December 8, 2022	675,052	675,052
$0.10	(3)	March 27, 2023	200,000	200,000
$0.17		March 31, 2023	250,000	62,500
$0.10	(4)	April 11, 2023	150,000	150,000
$0.075		January 24, 2024	280,000	280,000
$0.08		February 28, 2024	140,000	140,000
$0.06		April 1, 2024	175,000	175,000
$0.05		October 1, 2024	1,480,000	1,480,000
$0.08		November 18, 2025	780,000	780,000
$0.08		December 8, 2025	710,000	710,000
$0.19		January 28, 2026	150,000	150,000
$0.25		March 22, 2026	1,800,000	1,800,000
			7,880,052	7,692,552

(1)	Options repriced from $0.15 to $0.10 during the year ended December 31, 2020
(2)	Options repriced from $0.28 to $0.10 during the year ended December 31, 2020
(3)	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
(4)	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020

SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2021	2020	2019
Expected life	1 – 5 years	2 – 5 years	5 years
Volatility	134% - 211%	141% - 180%	110% - 143%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.32% - 0.99%	0.23% - 0.47%	1.58% - 1.86%

SUMMARY OF CHANGES IN WARRANTS

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	18,743,226	$0.16	20,704,664	$0.24	13,852,264	$0.28
Warrants issued	16,274,000	$0.22	6,485,000	$0.15	6,852,400	$0.15
Warrants exercised	(10,058,660)	$0.16	-	-	-	-
Warrants expired	(6,177,500)	$0.15	(8,446,438)	$0.33	-	-
Outstanding	18,781,066	$0.21	18,743,226	$0.16	20,704,664	$0.24

SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	993,666
$0.20	August 3, 2022	742,667
$0.20	November 27, 2022	770,733
$0.15	January 28, 2022	9,018,000
$0.30	February 12, 2022	7,256,000
		18,781,066

SUMMARY OF FAIR VALUE OF WARRANTS GRANTED
	2021	2020
Expected life	1 year	1 year
Volatility	195% - 200%	190%
Dividend yield	0%	0%
Risk-free interest rate	0.15% - 0.17%	0.26%